Oct. 31, 2017
SPDR® Series Trust

SPDR Nuveen S&P High Yield Municipal Bond ETF
(the “Fund”)

Supplement dated June 27, 2018 to the Prospectus
dated October 31, 2017, as supplemented

Effective July 2, 2018, the third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 78 of the Prospectus is deleted and replaced with the following:

The Index is market value-weighted and designed to measure the performance of high yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes. High yield securities are generally rated below investment-grade and are commonly referred to as “junk bonds.” The Index is a sub-set of the S&P Municipal Bond Index (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index is a broad-based, market value-weighted index designed to measure the performance of the U.S. municipal bond market. The Index includes publicly issued U.S. dollar denominated, fixed rate, municipal bonds (including private activity bonds) priced by Securities Evaluations | ICE Data Services that have a remaining maturity greater than three years from the most recent rebalancing date and total outstanding amounts of $5 million or more. Prior to July 2, 2018, new additions to the Index were required to have a dated date later than December 31, 2010. Effective July 2, 2018, new additions to the Index must have a dated date within five years of the most recent rebalance date. The Index will consist of categories of bonds in the following proportions at each rebalancing: (i) 70% of the Index constituents are non-rated or rated no higher than Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or BB+ by Standard & Poor’s (“S&P”) or Fitch Inc. (“Fitch”); (ii) 20% of the Index constituents are rated Baa3, Baa2, or Baa1 by Moody’s or BBB-, BBB, or BBB+ by S&P or Fitch; and (iii) 10% of the Index constituents are rated A3, A2, or A1 by Moody’s or A-, A, or A+ by S&P or Fitch (collectively, each category comprises the “Index Constituents Determination”). Pre-refunded bonds and bonds that have been escrowed to maturity will not be included in the Index. Where the ratings assigned by the three agencies are not consistent, the Index will use the middle rating. If only two agencies assign ratings, the rating defaults to the lower of the two.